United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/23

Date of Reporting Period: Six months ended 04/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2023

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Mexico	13.7%
Brazil	10.1%
Turkey	9.5%
Colombia	8.7%
Argentina	5.0%
South Africa	4.6%
Oman	4.5%
Dominican Republic	4.3%
Bahrain	3.5%
China	3.0%
India	2.8%
Peru	2.3%
Chile	2.0%
Nigeria	2.0%
Angola	1.7%
South Korea	1.5%
Indonesia	1.4%
Morocco	1.3%
United Arab Emirates	1.2%
Israel	1.2%
Egypt	1.2%
Paraguay	1.1%
Ecuador	1.0%
Other[2]	10.2%
Derivatives[3,4]	0.0%
Cash Equivalents[5]	1.0%
Other Assets and Liabilities—Net[6]	1.2%
TOTAL	100%

1
This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.

2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Represents less than 0.1%.
5
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund’s foreign cash position.

6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2023 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—62.1%
		Airport—0.1%
$ 800,000		Aeropuerto Internacional de Tocumen SA, Sec. Fac. Bond, 144A, 5.125%, 8/11/2061	$ 618,660
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	314,066
		TOTAL	932,726
		Banking—1.3%
750,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	681,356
1,800,000		Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 4.875%, 1/11/2029	1,708,648
1,500,000		Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,275,000
400,000		Central American Bank, Sr. Unsecd. Note, 144A, 5.000%, 2/9/2026	403,713
2,300,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,978,000
500,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2025	491,750
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	490,454
2,000,000		Export-Import Bank of India, Sr. Unsecd. Note, 144A, 5.500%, 1/18/2033	2,029,246
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	487,124
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	938,453
2,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	2,000,874
		TOTAL	12,484,618
		Chemicals—0.3%
1,100,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, REGS, 4.300%, 3/18/2051	823,188
300,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, REGS, 5.200%, 3/30/2052	260,261
2,000,000		Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.500%, 6/18/2030	1,644,023
		TOTAL	2,727,472
		Chemicals & Plastics—0.9%
4,800,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	3,554,952
5,500,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	4,623,438
		TOTAL	8,178,390
		Finance—1.0%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,477,887
700,000		Fondo Mivivienda SA, Sr. Unsecd. Note, 144A, 4.625%, 4/12/2027	670,250
3,000,000	[1]	MAF Global Securities, Jr. Sub. Deb., 6.375%, 3/20/2036	2,942,430
800,000		MDGH GMTN RSC Ltd., Sr. Unsecd. Note, 144A, 5.500%, 4/28/2033	865,883
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,199,514
		TOTAL	9,155,964
		Financial Intermediaries—0.3%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	503,284
2,000,000		ICD Funding Ltd., Sr. Unsecd. Note, 3.223%, 4/28/2026	1,886,980
500,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	495,306
		TOTAL	2,885,570
		Insurance—0.1%
1,000,000	[1]	KDB Life Insurance Co. Ltd., Sub., 7.500%, 5/1/2023	985,000
		Metals & Mining—0.2%
2,000,000		Coldelco, Inc., Sr. Unsecd. Note, REGS, 4.500%, 9/16/2025	1,975,687
		Oil & Gas—12.6%
7,300,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	6,921,181
6,600,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	4,189,309
8,400,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	7,595,542
2,500,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	2,425,774
3,000,000		KazMunayGas National Co JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	2,858,199
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 1,400,000	Korea National Oil Corp., Sr. Unsecd. Note, REGS, 2.125%, 4/18/2027	$ 1,275,554
837,000	Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	852,187
2,000,000	Oleoducto Central SA, Sr. Unsecd. Note, REGS, 4.000%, 7/14/2027	1,774,126
2,500,000	Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	1,739,157
550,000	Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	554,400
1,000,000	Pertamina Persero PT, Sr. Unsecd. Note, REGS, 3.100%, 8/27/2030	891,708
750,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	721,013
750,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.750%, 5/23/2026	813,527
3,800,000	Petroleos del Peru SA, Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	2,413,757
11,300,000	Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	9,140,143
3,088,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 10.000%, 2/7/2033	2,870,648
7,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	5,178,798
1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	896,328
8,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	7,187,429
18,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	14,254,672
6,800,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,195,725
5,544,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 10/16/2025	5,465,300
4,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	2,456,787
5,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	3,336,312
11,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	9,145,507
8,860,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	7,509,856
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	187,465
2,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,576,912
2,000,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 4.375%, 4/16/2049	1,771,808
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	388,299
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,074,682
1,000,000	Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	1,029,840
227,000	YPF Energia Electrica Sa, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	195,448
750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	599,020
5,800,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	3,563,591
600,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	500,450
1,800,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 9.000%, 6/30/2029	1,437,648
	TOTAL	118,988,102
	Real Estate—0.1%
800,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	684,277
	Sovereign—40.3%
3,500,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	2,940,000
1,800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	1,487,556
1,700,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,428,000
4,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	3,497,760
2,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	1,489,768
2,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	1,529,600
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,775,376
20,385,876	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	4,937,801
5,900,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,386,314
16,150,000	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	3,669,706
30,392,671	Argentina, Government of, Sr. Unsecd. Note, 1.500%, 7/9/2035	6,723,644
14,900,000	Argentina, Government of, Sr. Unsecd. Note, 2.000%, 1/9/2038	4,093,458
16,400,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	4,087,242
6,200,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	1,286,500
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 10,398,291		Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	$ 2,027,667
7,000,000		Argentina, Government of, Unsecd. Note, 2.000%, 1/9/2038	1,732,500
2,000,000		Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	405,000
9,000,000		Argentina, Government of, Unsecd. Note, 1.500%, 7/9/2035	1,822,500
1,300,000		Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	1,131,000
600,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	572,997
800,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	648,000
500,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/16/2024	477,497
757,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	577,602
320,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	241,600
1,400,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	1,134,000
500,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	511,294
5,300,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	5,272,970
1,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,847,088
1,500,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	1,533,882
EUR 1,300,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	966,631
$ 1,000,000		Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	561,232
1,000,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	561,232
CLP 800,000,000		Bonos Tesoreria Pesos, Unsecd. Note, 2.500%, 3/1/2025	918,751
BRL 5,000,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	1,002,809
$ 5,000,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,222,091
2,000,000		Brazil, Government of, Sr. Unsecd. Note, 2.875%, 6/6/2025	1,914,446
5,000,000		Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	4,466,589
2,700,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	2,653,128
1,000,000		Chile, Government of, Sr. Unsecd. Note, 3.100%, 1/22/2061	667,779
4,500,000		Colombia, Government of, 7.375%, 9/18/2037	4,178,053
800,000		Colombia, Government of, Bond, 10.375%, 1/28/2033	901,682
4,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	3,248,132
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	2,195,219
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	3,602,195
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,211,113
12,513,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	11,986,857
2,850,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	2,842,314
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	883,920
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,281,626
700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	551,147
4,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	4,362,768
2,300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,144,750
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.050%, 2/3/2031	152,292
6,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.500%, 1/30/2030	5,303,522
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	4,735,450
6,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	4,914,466
4,300,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	4,263,614
3,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,450,315
6,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	5,325,006
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,078,021
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	483,442
3,962,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.500%, 7/31/2040	1,287,812
2,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 2.500%, 7/31/2035	928,665
4,300,000	[2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	1,311,944
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 10,225,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	$ 3,739,089
6,500,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.500%, 7/31/2040	2,112,500
EUR 500,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	287,067
$ 800,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 7.053%, 1/15/2032	440,600
1,000,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	538,860
1,800,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,098,828
1,600,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	895,526
1,700,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	901,449
1,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	718,130
EUR 800,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	459,307
$ 1,800,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,104,480
2,500,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	1,399,260
3,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	1,508,550
3,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,590,900
4,500,000	El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.125%, 1/20/2050	2,171,312
2,640,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,641,902
5,181,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	2,601,407
500,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	281,250
1,800,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	976,568
800,000	Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	590,080
1,900,000	Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	1,750,945
700,000	Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	244,300
2,200,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	819,500
1,000,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	365,952
2,000,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	730,400
500,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	184,007
500,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	174,850
1,000,000	Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	680,000
1,000,000	Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	951,616
2,300,000	Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,235,583
300,030	Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	295,680
IDR 45,000,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR80, 7.500%, 6/15/2035	3,237,515
EUR 738,000	Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	660,316
$ 1,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	843,060
2,984,725	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,745,947
4,500,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	3,793,770
2,300,000	Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	2,064,250
500,000	Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	421,650
600,000	Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	391,500
1,500,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,204,170
700,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	537,592
1,000,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	748,050
2,000,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,330,000
5,600,000	Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	4,831,165
6,200,000	Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	5,532,880
4,000,000	Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	3,495,000
1,000,000	Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,028,396
3,500,000	Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 4.250%, 1/25/2028	3,224,375
1,000,000	Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	862,708
4,000,000	Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	3,690,520
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	$ 100,300
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 6/30/2023	57,500
1,000,000		Mexico, Government of, Sr. Unsecd. Note, 4.875%, 5/19/2033	969,006
1,900,000		Mexico, Government of, Sr. Unsecd. Note, 6.338%, 5/4/2053	1,959,008
1,100,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,010,220
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	856,180
3,000,000		Morocco, Government of, Sr. Unsecd. Note, REGS, 2.375%, 12/15/2027	2,655,990
600,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	414,000
2,800,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,275,000
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	1,520,400
2,300,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	1,828,500
1,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	895,848
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	1,320,000
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	1,585,000
2,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	1,584,000
1,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,007,400
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	3,021,210
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,041,920
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	2,067,820
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	2,942,400
4,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	3,985,720
3,100,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	3,121,917
4,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.000%, 8/1/2029	4,083,840
3,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	3,277,610
4,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,859,448
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	2,973,750
1,500,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	526,230
1,100,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	450,604
1,050,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	932,397
1,800,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,570,112
2,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 5.400%, 3/30/2050	1,700,564
450,000		Philippines, Government of, Sr. Unsecd. Note, 5.000%, 7/17/2033	464,129
3,200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	2,216,768
2,000,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	1,707,328
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	645,955
300,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 1/18/2028	305,304
500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	472,636
EUR 500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	348,751
$ 4,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	3,003,750
3,800,000		Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	3,852,448
500,000		Sharjah Sukuk Program, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	477,923
1,100,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	986,150
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,698,600
2,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	1,441,872
1,600,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,451,200
1,500,000		South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	1,251,870
500,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	390,363
1,100,000		State of Israel, Sr. Unsecd. Note, 4.500%, 1/17/2033	1,097,309
500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	255,853
1,000,000		Turkey, Government of, Note, 7.375%, 2/5/2025	984,016
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	$ 3,246,250
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,781,408
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	5,001,425
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	3,127,250
7,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	5,125,320
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	2,607,000
2,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,302,664
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	2,882,664
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 3/22/2024	4,109,700
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,976,372
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	3,780,000
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	750,000
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,295,880
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	3,577,384
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	4,404,825
4,100,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,895,000
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	2,556,510
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	4,737,500
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	1,512,000
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.875%, 1/15/2028	3,615,710
2,000,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	1,577,000
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2031	324,776
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2035	163,960
500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	107,066
900,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	168,975
1,700,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	288,684
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2027	169,440
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2026	347,248
1,505,000		Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 8/1/2041	383,922
2,000,000		Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2028	342,600
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,385,625
4,653,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	395,505
6,920,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	692,000
2,000,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	200,000
		TOTAL	380,437,879
		State/Provincial—0.5%
390,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	385,384
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	919,848
1,113,200	[3,4]	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 3.900%, 9/1/2037	344,337
7,650,000	[3,4]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 5.250%, 9/1/2037	2,366,312
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2027	495,408
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 5.000%, 6/1/2027	176,931
177,160	[3,4]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.100%, 8/8/2028	127,555
		TOTAL	4,815,775
		Telecommunications & Cellular—0.8%
4,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	4,773,408
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,882,750
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,045,972
		TOTAL	7,702,130
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Transportation—0.2%
$ 1,500,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	$ 1,499,040
900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	144,126
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	595,257
		TOTAL	2,238,423
		Utilities—3.4%
500,000	[2]	Chile Electricity PEC SpA, Sec. Fac. Bond, 144A, 0.000%, 1/25/2028	371,250
1,200,000		Eig Pearl Holdings Sarl, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	963,000
2,000,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	1,572,530
6,500,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	6,136,000
1,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	944,000
6,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.750%, 8/6/2023	5,956,350
3,100,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	2,979,429
6,500,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	6,358,625
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	703,375
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	863,266
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	353,473
2,000,000		Lamar Funding Ltd., Sr. Unsecd. Note, REGS, 3.958%, 5/7/2025	1,924,050
450,000		NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	77,625
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	900,751
2,000,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series EMTN, 1.625%, 8/5/2030	1,679,407
		TOTAL	31,783,131
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $633,334,708)	585,975,144
		CORPORATE BONDS—35.7%
		Aerospace & Defense—0.5%
3,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	2,889,222
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, REGS, 6.950%, 1/17/2028	2,027,030
		TOTAL	4,916,252
		Air Transportation—0.2%
300,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 7.250%, 6/15/2026	212,236
350,000		Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	169,171
1,000,000		Latam Airlines Group SA, Sec. Fac. Bond, 144A, 13.375%, 10/15/2027	1,045,722
		TOTAL	1,427,129
		Airport—0.3%
314,380		Aeropuertos Argentina 2000 S.A., 144A, 6.875%, 2/1/2027	291,587
939,000		Aeropuertos Argentina 2000 S.A., REGS, 8.500%, 8/1/2031	827,466
1,000,000		Delhi Intl Airport, REGS, 6.450%, 6/4/2029	939,750
1,000,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	940,236
		TOTAL	2,999,039
		Automotive—1.2%
3,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	2,657,940
2,050,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	1,767,489
500,000		Jaguar Land Rover PLC, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2028	432,889
1,800,000		Jaguar Land Rover PLC, Sr. Unsecd. Note, REGS, 5.875%, 1/15/2028	1,558,401
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,178,387
1,600,000		Metalsa Sa De Cv, Sr. Unsecd. Note, REGS, 3.750%, 5/4/2031	1,216,400
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	224,475
3,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	2,244,750
		TOTAL	11,280,731
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—3.7%
$ 800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	$ 608,048
3,274,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	3,141,390
2,500,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	2,369,000
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	1,966,592
2,300,000	[3,4,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
2,000,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	1,826,000
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	901,795
1,400,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	1,262,513
2,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	2,187,596
1,000,000		Banco de Credito E Inversiones, Sr. Unsecd. Note, REGS, 3.500%, 10/12/2027	919,181
200,000	[1]	Banco General SA, Jr. Sub. Note, 144A, 5.250%, 5/7/2031	169,799
2,000,000		Banco Inbursa SA Institucion de Banca Multiple, Sr. Unsecd. Note, REGS, 4.375%, 4/11/2027	1,896,660
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	468,568
1,000,000		Banco Internacional del Peru SAA Interbank, Sr. Unsecd. Note, REGS, 3.250%, 10/4/2026	922,585
2,000,000		Banco Internacional del Peru SAA Interbank, Sub., REGS, 4.000%, 7/8/2030	1,843,700
1,000,000		Banco Internacional del Peru SAA Interbank, Sub., REGS, 6.625%, 3/19/2029	999,313
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	883,350
2,400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	1,946,400
800,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Sr. Unsecd. Note, REGS, 5.375%, 4/17/2025	799,390
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	723,595
2,000,000		Bancolombia S.A., Sub., 6.909%, 10/18/2027	1,872,090
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	701,846
1,500,000		Bank Leumi Le-Israel, Sub., 3.275%, 1/29/2031	1,316,655
600,000		Bank Leumi Le-Israel, Sub., 7.129%, 7/18/2033	585,045
1,000,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 7.721%, 6/12/2023	962,955
200,000	[1]	Itau Unibanco Holding SA, Sr. Unsecd. Note, REGS, 4.625%, 2/27/2025	156,564
1,300,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 7.750%, 2/3/2028	1,305,720
2,500,000		Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	2,381,428
1,800,000	[1,3,4,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
		TOTAL	35,322,778
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	933,429
		Brokerage—0.1%
800,000		XP, Inc., Sr. Unsecd. Note, 144A, 3.250%, 7/1/2026	710,675
		Building & Development—0.2%
1,500,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	1,299,748
350,000		JSW Infrastructure Ltd., Sec. Fac. Bond, REGS, 4.950%, 1/21/2029	303,275
900,000		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	585,742
		TOTAL	2,188,765
		Building Materials—1.3%
2,800,000		Cemex Materials LLC, Sr. Unsecd. Note, 144A, 7.700%, 7/21/2025	2,835,000
4,000,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	4,152,220
1,400,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	1,343,670
3,600,000	[1]	Cemex SAB de CV, Sr. Sub. Note, 144A, 9.125%, 6/14/2023	3,579,304
		TOTAL	11,910,194
		Cable & Wireless Television—0.0%
1,200,000		Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	411,000
		Chemicals & Plastics—3.4%
1,300,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	931,125
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$ 2,300,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	$ 1,932,999
850,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 7.250%, 2/13/2033	815,015
6,598,000		Cydsa SAB de CV, Sr. Unsecd. Note, REGS, 6.250%, 10/4/2027	6,157,946
500,000	[1]	San Miguel Corp., Sr. Unsecd. Note, Series EMTN, 5.500%, 7/29/2025	456,250
800,000		San Miguel Industrias, Sr. Unsecd. Note, REGS, 3.500%, 8/2/2028	683,060
3,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,490,549
3,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	2,971,332
2,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	2,311,974
2,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	2,008,030
1,400,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,292,539
8,400,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	7,755,236
3,000,000		Upl Corp. Ltd., Sr. Unsecd. Note, 4.625%, 6/16/2030	2,587,379
		TOTAL	32,393,434
		Conglomerates—0.2%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,046,534
		Consumer Products—0.5%
600,000		ATENTO LUXCO 1 SA, REGS, 8.000%, 2/10/2026	160,800
1,500,000		Bidvest Group UK PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	1,367,685
2,400,000		Frigorifico Concepcion, REGS, 7.700%, 7/21/2028	1,719,384
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	475,614
1,000,000		Melco Resorts Finance, Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	831,697
500,000		Studio City Co Ltd., Sr. Note, REGS, 7.000%, 2/15/2027	474,903
		TOTAL	5,030,083
		Electronics—0.4%
750,000		SK Hynix, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/17/2026	751,921
750,000		SK Hynix, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/17/2028	754,495
300,000		SK Hynix, Inc., Sr. Unsecd. Note, 144A, 6.500%, 1/17/2033	297,899
2,000,000		SK Hynix, Inc., Sr. Unsecd. Note, REGS, 2.375%, 1/19/2031	1,504,748
		TOTAL	3,309,063
		Equipment Lease—0.1%
1,450,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	1,067,667
500,000		Unifin Financiera SA de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	16,250
		TOTAL	1,083,917
		Finance—0.5%
850,000		Banco GNB Sudameris SA, Sub. Note, REGS, 7.500%, 4/16/2031	633,250
600,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, REGS, 4.375%, 7/22/2031	447,363
1,450,000		Grupo Aval Ltd., Sr. Unsecd. Note, REGS, 4.375%, 2/4/2030	1,111,149
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	462,128
1,200,000		Inversiones La Construccion SA, Sr. Unsecd. Note, 144A, 4.750%, 2/7/2032	958,315
900,000	[6]	Inversiones La Construccion SA, Sr. Unsecd. Note, REGS, 4.750%, 2/7/2032	718,736
244,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	242,079
		TOTAL	4,573,020
		Finance - Retail—0.3%
3,000,000		Ct Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	2,477,841
		Financial Intermediaries—0.8%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,598,286
1,250,000		Cimpor Financial Operations, Sr. Unsecd. Note, 144A, 5.750%, 7/17/2024	858,482
1,425,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	1,284,972
2,850,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	2,569,945
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—continued
$ 1,500,000		Trust F/1401, Sr. Unsecd. Note, 144A, 5.250%, 1/30/2026	$ 1,445,713
		TOTAL	7,757,398
		Food Products—1.8%
675,000		Agrosuper S.A., Sr. Unsecd. Note, 144A, 4.600%, 1/20/2032	594,332
500,000		Brf Gmbh, Sr. Unsecd. Note, REGS, 4.350%, 9/29/2026	435,664
590,000		Coruripe Netherlands B.V., Sec. Fac. Bond, REGS, 10.000%, 2/10/2027	436,600
2,000,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, REGS, 4.700%, 11/10/2047	1,828,846
2,000,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/2/2029	1,716,388
800,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/1/2028	782,832
1,300,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/1/2033	1,248,845
300,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/1/2052	284,470
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	897,500
2,400,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	1,429,440
5,000,000		Minerva Luxembourg SA, Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	3,935,680
3,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	2,923,455
		TOTAL	16,514,052
		Food Services—0.9%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, 144A, 7.750%, 12/14/2026	994,131
2,400,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	2,385,915
200,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	147,092
5,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	3,677,295
3,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	1,567,500
		TOTAL	8,771,933
		Forest Products—0.3%
3,500,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	2,785,387
		Hotels, Motels, Inns & Casinos—0.1%
588,828		Grupo Posadas SA de C.V., REGS, 5.000%, 12/30/2027	485,047
		Industrial Products & Equipment—0.1%
600,000		Grupo Kuo SAB DE CV, Sr. Unsecd. Note, REGS, 5.750%, 7/7/2027	550,959
		Insurance—0.2%
1,510,000	[1]	AIA Group Ltd., Sub., Series GMTN, 2.700%, 4/7/2026	1,323,156
800,000		Kyobo Life Insurance Co Ltd, Sub., REGS, 5.900%, 6/15/2052	774,993
		TOTAL	2,098,149
		Metals & Mining—2.8%
4,000,000		Cap S.A., Sr. Unsecd. Note, 144A, 3.900%, 4/27/2031	3,080,570
2,000,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	1,903,344
2,100,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 4.625%, 6/10/2031	1,621,952
4,100,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 5.875%, 4/8/2032	3,377,753
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	174,260
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	496,496
2,750,000		Indika Energy Capital IV Pte. Ltd., REGS, 8.250%, 10/22/2025	2,730,728
4,500,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 3.950%, 4/5/2027	3,959,448
1,600,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,290,176
1,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,465,987
1,000,000		Minsur S.A., Sr. Unsecd. Note, REGS, 4.500%, 10/28/2031	871,215
700,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	685,242
1,000,000		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 5.375%, 9/26/2024	382,500
500,000		Samarco Mineracao SA, Sr. Unsecd. Note, REGS, 4.125%, 11/1/2099	191,250
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	901,810
1,700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 8.950%, 3/11/2025	1,217,200
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$ 1,800,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	$ 1,171,772
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, 144A, 6.125%, 8/9/2024	195,295
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	199,105
800,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	753,625
		TOTAL	26,669,728
		Oil & Gas—5.3%
2,826,882		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	2,623,318
4,300,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	3,437,399
1,100,000		Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 6.150%, 5/10/2033	1,101,375
3,000,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 4.875%, 3/30/2026	2,778,750
2,200,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	1,883,453
850,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	643,423
4,552,850		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	3,882,375
2,185,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	2,079,824
1,900,000		Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	1,876,280
800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	672,555
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	865,316
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.125%, 4/4/2026	894,980
1,600,000		Leviathan Bond Ltd., Sr. Note, 6.500%, 6/30/2027	1,520,000
1,304,439		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,003,713
964,902		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	742,452
1,330,000		Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	1,214,487
1,000,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	905,348
1,050,000		Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	1,024,134
4,282,500		Mv24 Captial Bv, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	3,829,088
1,414,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,262,914
2,300,000		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	1,859,585
500,000	[1]	Petron Corp., Sr. Unsecd. Note, 4.600%, 7/19/2033	486,250
500,000	[1]	Petron Corp., Sr. Unsecd. Note, 5.950%, 4/19/2026	441,377
1,500,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	1,441,500
1,000,000		Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 2.875%, 1/12/2032	838,312
1,500,000		Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 3.625%, 1/12/2052	1,076,451
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	401,210
800,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	593,120
3,400,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	2,520,760
563,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	440,229
1,300,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	792,615
4,000,000		Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	3,826,152
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	636,650
		TOTAL	49,595,395
		Other—0.1%
806,913		TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	673,167
		Paper Products—0.4%
2,000,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 4.875%, 9/19/2027	1,940,152
2,000,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 5.750%, 4/3/2029	1,959,370
		TOTAL	3,899,522
		Pharmaceuticals—0.3%
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,356,903
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.750%, 5/9/2027	1,406,679
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 200,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 8.125%, 9/15/2031	$ 211,447
		TOTAL	2,975,029
		Rail Industry—0.1%
361,816		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	360,209
313,600		Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	312,208
		TOTAL	672,417
		Real Estate—1.0%
1,000,000		Country Garden Holdings Co., 3.300%, 1/12/2031	391,619
2,000,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,751,460
3,212,000		Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	2,679,563
2,100,000	[3,4]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	278,250
700,000		Trust Fibrauno, Sr. Unsecd. Note, 144A, 6.390%, 1/15/2050	532,627
1,500,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 4.869%, 1/15/2030	1,272,340
800,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 5.250%, 1/30/2026	771,047
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	1,429,250
		TOTAL	9,106,156
		Retailers—0.9%
800,000		Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	23,040
1,100,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,091,822
300,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, 144A, 5.750%, 6/8/2026	263,751
3,250,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	2,857,301
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	730,847
3,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	3,613,334
1,200,000	[3,4]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	42,000
		TOTAL	8,622,095
		Services—0.1%
500,000		Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	437,500
800,000		Bukit Makmur Mandiri Utama, REGS, 7.750%, 2/10/2026	700,000
200,000		Pertamina Geothermal Energy PT, Sr. Unsecd. Note, 144A, 5.150%, 4/27/2028	201,500
		TOTAL	1,339,000
		Steel—0.9%
1,800,000		Posco, Sr. Unsecd. Note, 144A, 4.375%, 8/4/2025	1,773,690
300,000		Posco, Sr. Unsecd. Note, 144A, 4.500%, 8/4/2027	296,481
1,500,000		Posco, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2026	1,522,905
1,350,000		Posco, Sr. Unsecd. Note, 144A, 5.750%, 1/17/2028	1,402,443
300,000		Posco, Sr. Unsecd. Note, 144A, 5.875%, 1/17/2033	323,424
500,000		Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	486,363
2,800,000		Usiminas International Ltd., Sr. Unsecd. Note, REGS, 5.875%, 7/18/2026	2,723,632
		TOTAL	8,528,938
		Technology Services—0.8%
1,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	799,849
3,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	2,733,550
1,500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	1,426,610
1,500,000	[7]	Tencent Holdings Ltd., Sr. Unsecd. Note, REGS, 6.121% (3-month USLIBOR +0.910%), 4/11/2024	1,501,792
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,056,371
		TOTAL	7,518,172
		Telecommunications & Cellular—2.9%
500,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 144A, 5.375%, 4/4/2032	456,997
800,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	597,719
450,000		Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	407,952
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 473,550		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	$ 308,991
1,000,000		Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	220,000
500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 9/1/2023	105,000
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	1,888,550
2,000,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	1,595,000
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	2,645,550
2,300,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	2,028,255
3,771,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	2,049,557
400,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	264,502
1,300,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	1,007,312
851,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	834,661
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	480,000
2,500,000	[1]	Network i2i Ltd., Sub., 144A, 3.975%, 3/3/2026	2,215,701
2,300,000		Telecom of Trin & Tobago, Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,941,074
1,200,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	1,108,378
1,500,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	1,385,472
1,000,000		Total Play Telecom, Sr. Unsecd. Note, REGS, 6.375%, 9/20/2028	659,592
1,000,000		Total Play Telecom, Sr. Unsecd. Note, REGS, 7.500%, 11/12/2025	699,858
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	476,275
2,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	1,912,296
1,500,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	1,420,215
1,440,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	805,673
		TOTAL	27,514,580
		Transportation—0.8%
3,081,028		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	2,689,481
200,000		Adani Ports and Special Economic Zone Limited, Sr. Unsecd. Note, REGS, 3.100%, 2/2/2031	137,800
200,000		Adani Ports and Special Economic Zone Limited, Sr. Unsecd. Note, REGS, 4.000%, 7/30/2027	167,431
200,000		Adani Ports and Special Economic Zone Limited, Sr. Unsecd. Note, REGS, 4.200%, 8/4/2027	168,303
700,000		Adani Ports and Special Economic Zone Limited, Sr. Unsecd. Note, REGS, 4.375%, 7/3/2029	550,603
700,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 5.000%, 8/2/2041	457,088
1,000,000		Avianca Midco 2 PLC, REGS, 9.000%, 12/1/2028	831,505
1,150,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 4.200%, 1/18/2032	930,615
1,800,000		Simpar Europe SA, Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	1,333,637
		TOTAL	7,266,463
		Utilities—2.1%
400,000		AES Argentina Generacion SA, Sr. Unsecd. Note, REGS, 7.750%, 2/2/2024	327,663
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 4/7/2025	1,859,586
1,600,000		Enfragen Energia Sur Sa, REGS, 5.375%, 12/30/2030	1,014,800
990,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	627,908
300,000		Fs Luxembourg Sarl, Sec. Fac. Bond, REGS, 10.000%, 12/15/2025	298,869
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	277,823
1,241,500		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	1,079,091
600,000		India Clean Energy Hldg, 144A, 4.500%, 4/18/2027	488,659
550,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	481,288
445,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	414,477
1,062,000		JSW Hydro Energy Ltd., Sec. Fac. Bond, 144A, 4.125%, 5/18/2031	886,549
2,149,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	1,981,499
1,800,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.875%, 5/24/2026	1,735,038
900,000		Light Servicos Energia, Sr. Unsecd. Note, REGS, 4.375%, 6/18/2026	337,680
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	470,719
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$ 206,775		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	$ 185,384
2,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,632,434
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,523,620
277,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	258,441
1,600,000		Rio Energy SA/UGEN SA/UENSA, 144A, 6.875%, 2/1/2025	1,121,625
1,000,000	[1]	SMC Global Power Holdings Corp., Sr. Unsecd. Note, 7.000%, 10/21/2025	865,000
2,152,950		Termocandelaria Power, Sr. Unsecd. Note, REGS, 7.875%, 1/30/2029	1,901,162
		TOTAL	19,769,315
		TOTAL CORPORATE BONDS (IDENTIFIED COST $361,508,594)	336,126,786
		PURCHASED CALL OPTION—0.0%
1,400,000		JPM AUD CALL/USD PUT, Notional Amount $197,680,000, Exercise Price $0.7185. Expiration Date 7/13/2023 (IDENTIFIED COST $31,654)	1,166
		PURCHASED PUT OPTION—0.0%
1,400,000		JPM USD PUT/CAD CALL, Notional Amount $197,680,000, Exercise Price $1.3225. Expiration Date 7/14/2023 (IDENTIFIED COST $20,874)	4,315
		INVESTMENT COMPANY—1.0%
9,595,296		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[8] (IDENTIFIED COST $9,593,473)	9,594,337
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $1,004,489,303)[9]	931,701,748
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	11,709,225
		TOTAL NET ASSETS—100%	$943,410,973
At April 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	20	$2,633,125	June 2023	$128,730
United States Treasury Notes 5-Year Long Futures	45	$4,938,398	June 2023	$114,864
United States Treasury Notes 10-Year Long Futures	110	$12,672,344	June 2023	$(7,924)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$235,670
Semi-Annual Shareholder Report

At April 30, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/8/2023	BNP Paribas SA	7,600,000,000	IDR	$499,758	$18,222
5/9/2023	HSBC Bank USA	2,641,200	BRL	$499,859	$29,014
5/9/2023	UBS AG	2,110,000	BRL	$399,773	$22,733
5/9/2023	Morgan Stanley Capital	9,704,500	MXN	$500,165	$38,882
5/15/2023	Barclays Bank PLC	3,447,210	PEN	$886,181	$43,193
5/15/2023	Bank Of America, N.A.	13,669,600	THB	$400,287	$486
5/16/2023	State Street Bank & Trust Co.	597,776	AUD	$400,000	$(4,220)
5/16/2023	Citibank N.A.	742,405	EUR	$800,000	$18,691
5/16/2023	BNP Paribas SA	800,000	EUR	$851,104	$31,100
5/16/2023	HSBC Bank USA	755,571	EUR	$800,000	$33,210
5/16/2023	State Street Bank & Trust Co.	800,000	EUR	$870,597	$11,608
5/16/2023	State Street Bank & Trust Co.	379,000	GBP	$468,670	$7,784
5/16/2023	JPMorgan Chase Bank, N.A.	379,000	GBP	$471,309	$5,143
5/16/2023	Citibank N.A.	104,612,568	JPY	$800,000	$(30,555)
5/16/2023	HSBC Bank USA	4,233,308	NOK	$400,000	$(2,511)
5/16/2023	Citibank N.A.	1,257,672	NZD	$800,000	$(22,289)
5/17/2023	JPMorgan Chase Bank, N.A.	15,384,875	MXN	$800,000	$53,158
5/17/2023	Bank Of America, N.A.	17,094,330	MXN	$930,000	$17,955
5/22/2023	Barclays Bank PLC	402,570,000	CLP	$497,350	$41
6/6/2023	HSBC Bank USA	2,115,000	BRL	$399,652	$21,483
Contracts Sold:
5/8/2023	HSBC BANK USA	7,600,000,000	IDR	$500,487	$(17,493)
5/9/2023	UBS AG	2,110,000	BRL	$401,862	$(20,644)
5/9/2023	HSBC Bank USA	2,641,200	BRL	$502,910	$(25,963)
5/9/2023	Morgan Stanley Capital	9,704,500	MXN	$504,528	$(34,519)
5/15/2023	Citibank N.A.	3,447,210	PEN	$903,452	$(25,923)
5/15/2023	Citibank N.A.	0	THB	$391,630	$(9,143)
5/16/2023	Morgan Stanley Capital	800,000	EUR	$878,423	$(3,782)
5/16/2023	JPMorgan Chase Bank, N.A.	727,531	EUR	$800,000	$(2,289)
5/16/2023	JPMorgan Chase Bank, N.A.	379,000	GBP	$471,099	$(5,353)
5/16/2023	JPMorgan Chase Bank, N.A.	379,000	GBP	$473,015	$(3,438)
5/17/2023	HSBC Bank USA	15,303,850	MXN	$800,000	$(48,665)
5/17/2023	Bank Of America, N.A.	16,906,005	MXN	$930,000	$(7,512)
5/22/2023	Barclays Bank PLC	402,570,000	CLP	$499,095	$1,704
6/6/2023	HSBC Bank USA	2,115,000	BRL	$400,788	$(20,348)
6/21/2023	UBS AG	2,800,000	EUR	$3,078,342	$(15,610)
7/31/2023	Barclays Bank PLC	812,870,000	CLP	$1,000,000	$5,035
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$59,185
At April 30, 2023, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 04/30/2023[11]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Bank	Republic of Colombia	Sell	1.000%	06/20/2028	3.04%	$2,900,000	$(247,283)	$(274,835)	$27,552
Barclays Bank	Federative Republic of Brazil	Sell	1.000%	06/20/2028	2.20%	$2,000,000	$(105,416)	$(114,793)	$9,377
TOTAL CREDIT DEFAULT SWAPS							$(352,699)	$(389,628)	$36,929
Semi-Annual Shareholder Report

At April 30, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
JP Morgan	USD CALL/CAD PUT	(1,400,000)	$1,400,000	July 2023	$1.36	$(13,143)
Barclays	USD CALL/JPY PUT	(800,000)	$800,000	May 2023	$135.00	$(10,438)
Put Options:
Bank of New York	EUR PUT/USD CALL	(1,400,000)	$1,400,000	July 2023	$1.07	$(5,809)
Bank of New York	AUD PUT/USD CALL	(800,000)	$800,000	May 2023	$0.67	$(10,494)
JP Morgan	AUD PUT/USD CALL	(1,400,000)	$1,400,000	July 2023	$0.68	$(44,007)
UBS	USD PUT/JPY CALL	(800,000)	$800,000	May 2023	$131.50	$(414)
(Premium Received $94,494)						$(84,305)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts, Written Options Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2022	$355,782
Purchases at Cost	$461,531,302
Proceeds from Sales	$(452,292,910)
Change in Unrealized Appreciation/Depreciation	$829
Net Realized Gain/(Loss)	$(666)
Value as of 4/30/2023	$9,594,337
Shares Held as of 4/30/2023	9,595,296
Dividend Income	$385,932

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2023, these restricted securities amounted to $718,736, which represented 0.1% of total net assets.

7	Floating/variable note with current rate and current maturity or next reset date shown.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $992,723,494.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$585,975,144	$—	$585,975,144
Corporate Bonds	—	335,921,786	205,000	336,126,786
Purchased Call Option	—	1,166	—	1,166
Purchased Put Option	—	4,315	—	4,315
Investment Company	9,594,337	—	—	9,594,337
TOTAL SECURITIES	$9,594,337	$921,902,411	$205,000	$931,701,748
Other Financial Instruments:
Assets
Futures Contracts	$243,594	$—	$—	$243,594
Foreign Exchange Contracts	—	359,442	—	359,442
Liabilities
Futures Contracts	(7,924)	—	—	(7,924)
Foreign Exchange Contracts	—	(300,257)	—	(300,257)
Swap Contracts	—	(352,699)	—	(352,699)
Written Options Contracts	—	(84,305)	—	(84,305)
TOTAL OTHER FINANCIAL INSTRUMENTS	$235,670	$(377,819)	$—	$(142,149)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
THB	—Thailand Baht
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.37	$9.93	$9.78	$9.97	$9.28	$10.21
Income From Investment Operations:
Net investment income (loss)	0.33[1]	0.61[1]	0.62	0.58	0.54	0.51[1]
Net realized and unrealized gain (loss)	0.42	(2.60)	0.15	(0.25)	0.68	(0.89)
TOTAL FROM INVESTMENT OPERATIONS	0.75	(1.99)	0.77	0.33	1.22	(0.38)
Less Distributions:
Distributions from net investment income	(0.29)	(0.57)	(0.62)	(0.52)	(0.53)	(0.54)
Distributions from net realized gain	—	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.29)	(0.57)	(0.62)	(0.52)	(0.53)	(0.55)
Net Asset Value, End of Period	$7.83	$7.37	$9.93	$9.78	$9.97	$9.28
Total Return[2]	10.24%	(20.63)%	7.82%	3.48%	13.41%	(3.68)%
Ratios to Average Net Assets:
Net expenses[3]	0.04%[4]	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	8.37%[4]	6.97%	6.07%	5.90%	5.54%	5.22%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$943,411	$716,217	$1,150,585	$861,056	$842,908	$786,476
Portfolio turnover[6]	19%	64%	54%	104%	87%	109%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $9,594,337 of investments in an affiliated holding* (identified cost $1,004,489,303, including $9,593,473 of identified cost in affiliated holdings)	$931,701,748
Cash	978,893
Due from broker (Note 2)	717,234
Income receivable	16,282,208
Income receivable from an affiliated holding	85,885
Receivable for investments sold	3,255,393
Unrealized appreciation on foreign exchange contracts	359,442
Receivable for variation margin on futures contracts	88,519
Receivable for periodic payments from swap contracts	17,333
Total Assets	953,486,655
Liabilities:
Payable for investments purchased	6,992,004
Written options outstanding, at value (premium received $94,494)	84,305
Unrealized depreciation on foreign exchange contracts	300,257
Bank overdraft denominated in foreign currencies (identified cost $1,533,604)	1,545,275
Payable for periodic payments to swap contracts	7,583
Swaps, at value (premium received $389,628)	352,699
Income distribution payable	687,081
Payable for Directors’/Trustees’ fees (Note 5)	452
Accrued expenses (Note 5)	106,026
Total Liabilities	10,075,682
Net assets for 120,484,484 shares outstanding	$943,410,973
Net Assets Consist of:
Paid-in capital	$1,130,796,292
Total distributable earnings (loss)	(187,385,319)
Total Net Assets	$943,410,973
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$943,410,973 ÷ 120,484,484 shares outstanding, no par value, unlimited shares authorized	$7.83

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2023 (unaudited)

Investment Income:
Interest	$34,303,311
Dividends (including $385,932 received from an affiliated holding* and net of foreign taxes withheld of $14,356)	445,144
TOTAL INCOME	34,748,455
Expenses:
Administrative fee (Note 5)	3,732
Custodian fees	30,456
Transfer agent fees	20,642
Directors’/Trustees’ fees (Note 5)	2,372
Auditing fees	20,291
Legal fees	5,620
Portfolio accounting fees	76,212
Printing and postage	9,488
Commitment fee	5,047
Miscellaneous (Note 5)	7,055
TOTAL EXPENSES	180,915
Net investment income	34,567,540
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(666) on sales of investments in an affiliated holding*)	(13,623,896)
Net realized gain on foreign currency transactions	73,262
Net realized loss on foreign exchange contracts	(56,214)
Net realized gain on futures contracts	182,314
Net realized gain on written options	18,200
Net realized gain on swap contracts	566,328
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $829 of investments in an affiliated holding*)	50,377,266
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(13,214)
Net change in unrealized appreciation of foreign exchange contracts	2,790
Net change in unrealized depreciation of futures contracts	667,335
Net change in unrealized appreciation of written options	10,189
Net change in unrealized appreciation of swap contracts	36,834
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	38,241,194
Change in net assets resulting from operations	$72,808,734

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2023	Year Ended 10/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,567,540	$58,043,223
Net realized gain (loss)	(12,840,006)	(105,920,233)
Net change in unrealized appreciation/depreciation	51,081,200	(129,532,640)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,808,734	(177,409,650)
Distributions to Shareholders	(30,747,845)	(54,497,915)
Share Transactions:
Proceeds from sale of shares	235,184,500	433,686,550
Net asset value of shares issued to shareholders in payment of distributions declared	26,862,613	47,251,339
Cost of shares redeemed	(76,914,527)	(683,398,108)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	185,132,586	(202,460,219)
Change in net assets	227,193,475	(434,367,784)
Net Assets:
Beginning of period	716,217,498	1,150,585,282
End of period	$943,410,973	$716,217,498
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Shareholder Report

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2023, is $4,900,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $15,971,429. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency and security risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $16,014,944. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $299,277 and $261,321, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2023, is as follows:
Security	Acquisition Date	Cost	Value
Inversiones La Construccion SA, Sr. Unsecd. Note, REGS, 4.750%, 2/7/2032	5/14/2021	$494,899	$718,736
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Option contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $6,539 and $13,621, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $34,381 and $12,795, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$235,670*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	359,442	Unrealized depreciation on foreign exchange contracts	300,257
Foreign exchange contracts		—	Written options outstanding, at value	84,305
Foreign exchange contracts	Purchased options, within Investment in securities at value	5,481		—
Credit contracts		—	Swaps, at value	352,699
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$600,593		$737,261

*
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$182,314	$—	$—	$—	$182,314
Foreign exchange contracts	—	—	(56,214)	(35,934)	18,200	(73,948)
Credit contracts	566,328	—	—	—	—	566,328
TOTAL	$566,328	$182,314	$(56,214)	$(35,934)	$18,200	$674,694

1	The net realized loss on Purchased Options Contracts is found within the net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$667,335	$—	$—	$—	$667,335
Foreign exchange contracts	—	—	2,790	(47,047)	10,189	(34,068)
Credit contracts	36,834	—	—	—	—	36,834
TOTAL	$36,834	$667,335	$2,790	$(47,047)	$10,189	$670,101

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the net change in unrealized depreciation of investments on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2023, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$359,442	$(186,244)	$—	$173,198

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$300,257	$(186,244)	$—	$114,013
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2023	Year Ended 10/31/2022
Shares sold	29,709,850	55,412,888
Shares issued to shareholders in payment of distributions declared	3,376,250	5,445,733
Shares redeemed	(9,820,783)	(79,555,631)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	23,265,317	(18,697,010)
4. FEDERAL TAX INFORMATION
At April 30, 2023, the cost of investments for federal tax purposes was $992,723,494. The net unrealized depreciation of investments for federal tax purposes was $61,021,746. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $17,349,408 and unrealized depreciation from investments for those securities having an excess of cost over value of $78,371,154. The amounts presented are inclusive of derivative contracts.
As of October 31, 2022, the Fund had a capital loss carryforward of $109,917,613 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$44,810,564	$65,107,049	$109,917,613
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Semi-Annual Shareholder Report

Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”), an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2023, the Sub-Adviser earned a fee of $809,039.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2023, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2023, were as follows:
Purchases	$454,830,097
Sales	$147,409,959
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the six months ended April 30, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the six months ended April 30, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Shareholder Report

11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,102.40	$0.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.60	$0.20

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
EMERGING MARKETS CORE FUND (THE “FUND”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and
Semi-Annual Shareholder Report

any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Shareholder Report

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Semi-Annual Shareholder Report

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Emerging Markets Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453026 (6/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date June 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2023